10. Share-based Compensation (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Shares
Outstanding at beginning of year, Shares	20,329,602
Granted, Shares	175,000	3,150,000	6,220,873
Exercised, Shares	(355,855)	0	0
Forfeited, Shares	(380,000)
Expired, Shares	$ (25,000)
Outstanding at September 30, 2013, Shares	19,743,747	20,329,602
Stock options exercisable at September 30, Shares	16,261,588	14,105,066	9,667,990
Wtd. Avg Exercise Price
Outstanding at beginning of year	$ 0.09	$ 0.08	$ 0.09
Granted, Wtd. Avg. Shares Exercise Price	$ 0.75	$ 0.12	$ 0.08
Exercised, Wtd. Avg. Shares Exercise Price	$ 0.07	$ 0	$ 0
Forfeited, Wtd. Avg. Shares Exercise Price	$ 0.12	$ (0.12)	$ (0.08)
Expired, Wtd. Avg. Shares Exercise Price	$ 0.08
Outstanding at the end	$ 0.09	$ 0.09	$ 0.08
Stock options exercisable at September 30, Wtd. Avg. Shares Exercise Price	$ 0.08	$ 0.08	$ 0.08